UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Address of principal executive offices)

 (Zip code)

Matthew Zuckerman

President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sections 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Prairie Fund

3M COMPANY

Ticker Symbol:MMM	Cusip Number: 88579Y-1
Record Date: 3/10/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S):	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	PROPOSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO AUTHORIZE THE ANNUAL ELECTION OF DIRECTORS	For	Issuer	For	With
4	STOCKHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION	For	Stockholder	Against	Against
5	STOCKHOLDER PROPOSAL REGARDING 3M'S ANIMAL WELFARE POLICY	Against	Stockholder	Against	With
6	STOCKHOLDER PROPOSAL REGARDING 3M'S BUSINESS OPERATIONS IN CHINA	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK	Cusip Number:084670-10
Record Date: 3/8/2006	Meeting Date: 5/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number: 20825C-1
Record Date: 3/10/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006	For	Issuer	For	With
3	DRILLING IN SENSITIVE AREAS	Against	Stockholder	Against	With
4	DIRECTOR ELECTION VOTE STANDARD	For	Stockholder	Against	Against
5	SHAREHOLDER APPROVAL OF FUTURE EXTRAORDINARY RETIREMENT BENEFITS FOR SENIOR EXECUTIVES	For	Stockholder	Against	Against
6	ENVIRONMENTAL ACCOUNTABILITY TO COMMUNITIES	Against	Stockholder	Against	With
7	EQUITABLE COMPENSATION OF NON-EMPLOYEE DIRECTORS	For	Stockholder	Against	Against

SMITH & NEPHEW PLC

Ticker Symbol:SNN	Cusip Number:83175M-20
Record Date: 3/21/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE REPORT AND ACCOUNTS	For	Issuer	For	With
2	TO APPROVE THE REMUNERATION REPORT	For	Issuer	For	With
3	TO RE-ELECT MR DAVID ILLINGWORTH	For	Issuer	For	With
4	TO RE-ELECT MR PETER HOOLEY	For	Issuer	For	With
5	TO REAPPOINT THE AUDITORS	For	Issuer	For	With
6	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS	For	Issuer	For	With
7	TO RENEW THE DIRECTORS' AUTHORITY TO ALLOT SHARES	For	Issuer	For	With
8	TO AMEND THE FRENCH SHARESAVE PLAN (2002)	Against	Issuer	For	Against
9	TO RENEW THE DIRECTORS' AUTHORITY FOR THE DISAPPLICATION OF PRE-EMPTION RIGHTS	Against	Issuer	For	Against
10	TO RENEW THE DIRECTORS' LIMITED AUTHORITY TO MAKE MARKET PURCHASES OF THE COMPANY'S OWN SHARES	For	Issuer	For	With
11	TO AMEND THE ARTICLES OF ASSOCIATION	Against	Issuer	For	Against

APRIL 8, 2006

Ticker Symbol:DHR	Cusip Number:: 235851
Record Date: 3/6/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S):	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

AVERY DENNISON CORPORATION

Ticker Symbol:AVY	Cusip Number:053611-1
Record Date: 2/27/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S):	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE CURRENT FISCAL YEAR, WHICH ENDS ON DECEMBER 30, 2006	For	Issuer	For	With

DOMINION RESOURCES

Ticker Symbol:D	Cusip Number:25746U-10
Record Date: 2/24/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S)	For	Issuer	For	With
2	ATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS FOR THE 2006 FINANCIAL STATEMENTS	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - MAJORITY VOTE STANDARD	For	Stockholder	Against	Against
4	SHAREHOLDER PROPOSAL - ENVIRONMENTAL REPORT	For	Stockholder	Against	Against
5	. SHAREHOLDER PROPOSAL - RETIREMENT BENEFITS	For	Stockholder	Against	Against

DST SYSTEMS

Ticker Symbol:DST	Cusip Number:233326-10
Record Date: 3/13/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S	For	Issuer	For	With
2	RATIFICATION OF THE DST AUDIT COMMITTEE'S SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

EMERSON ELECTRIC

Ticker Symbol:EMR	Cusip Number:291011104
Record Date: 11/29/2005	Meeting Date: 2/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	2006 Incentive shares plan	For	Issuer	For	With
3	Appointment of Accountants	For	Issuer	For	With
4	Proposal concerning severance agreements	For	Stockholder	Against	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/28/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	02 . APPROVAL OF AMENDMENTS TO THE RESTATED CERTIFICATE OF INCORPORATION	For	Issuer	For	With
3	03 . RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
4	PROPOSAL ON CHARITABLE CONTRIBUTIONS	For	Stockholder	Against	Against
5	PROPOSAL ON MAJORITY VOTING REQUIREMENTS FOR DIRECTOR NOMINEES	For	Issuer	For	Against

MAINE AND MARITIME CORP

Ticker Symbol:MAM	Cusip Number:560377103
Record Date: 3/31/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Independent Auditors	For	Issuer	For	With

MCDONALDS

Ticker Symbol:MCD	Cusip Number: 580135-1
Record Date: 3/27/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	APPROVAL OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVAL OF A SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER APPROVAL OF FUTURE SEVERANCE AGREEMENTS	For	Stockholder	Against	Against
4	APPROVAL OF A SHAREHOLDER PROPOSAL RELATING TO LABELING OF GENETICALLY ENGINEERED PRODUCTS	For	Stockholder	For	With

MCDONALD'S

Ticker Symbol:MCD	Cusip Number: 580135-1
Record Date: 3/27/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	APPROVAL OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

MCDONALD'S

Ticker Symbol:MCD	Cusip Number:580135-10
Record Date: 3/27/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	APPROVAL OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVAL OF A SHAREHOLDER PROPOSAL RELATING TO SHAREHOLDER APPROVAL OF FUTURE SEVERANCE AGREEMENTS	For	Stockholder	Against	Against
4	APPROVAL OF A SHAREHOLDER PROPOSAL RELATING TO LABELING OF GENETICALLY ENGINEERED PRODUCTS	Against	Stockholder	Against	With

PEPSICO, INC

Ticker Symbol:PEP	Cusip Number: 713448-1
Record Date: 3/10/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S):	For	Issuer	For	With
2	APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS (PROXY STATEMENT P. 23)	For	Stockholder	Against	Against
4	SHAREHOLDER PROPOSAL - CHARITABLE CONTRIBUTIONS (PROXY STATEMENT P. 24)	Against	Stockholder	For	Against

PROCTER AND GAMBLE

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 8/12/2005	Meeting Date: 10/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditor	For	Issuer	For	With
3	Eliminate reference to Executive Committee	For	Issuer	For	With
4	Annual Election of Directors	For	Issuer	For	With
5	Animal Testing	Against	Issuer	Against	With
6	Sell the company	Against	Issuer	Against	With
7	Political Contributions	Against	Issuer	Against	With

SMITH & NEPHEW PLC

Ticker Symbol:SNN	Cusip Number:83175M-20
Record Date: 3/21/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE REPORT AND ACCOUNTS	For	Issuer	For	With
2	TO APPROVE THE REMUNERATION REPOR	For	Issuer	For	With
3	TO RE-ELECT MR DAVID ILLINGWORTH	For	Issuer	For	With
4	TO RE-ELECT MR PETER HOOLEY	For	Issuer	For	With
5	TO REAPPOINT THE AUDITORS	For	Issuer	For	With
6	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS	For	Issuer	For	With
7	TO RENEW THE DIRECTORS' AUTHORITY TO ALLOT SHARES	For	Issuer	For	With
8	TO AMEND THE FRENCH SHARESAVE PLAN (2002)	Against	Issuer	For	Against
9	TO RENEW THE DIRECTORS' AUTHORITY FOR THE DISAPPLICATION OF PRE-EMPTION RIGHTS	Against	Issuer	For	Against
10	TO RENEW THE DIRECTORS' LIMITED AUTHORITY TO MAKE MARKET PURCHASES OF THE COMPANY'S OWN SHARES	For	Issuer	For	With
11	TO AMEND THE ARTICLES OF ASSOCIATION	For	Issuer	For	With

SMITH & NEPHEW PLC

Ticker Symbol:SNN	Cusip Number:83175M205
Record Date: 11/14/2005	Meeting Date: 12/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To amend the articles of association	For	Issuer	For	With
2	To reduce then increase and redenominate th share capital	For	Issuer	For	With
3	To amend the articles of association for the redenominatio	For	Issuer	For	With
4	To approve the directors authority to allot share	For	Issuer	For	With
5	To approve the directors authority for the disapplication of pre-emption rights	For	Issuer	For	With
6	To amend the articles of association for the declaration of dividends	For	Issuer	For	With

TEXTRON

Ticker Symbol:TXT	Cusip Number:883203-10
Record Date: 3/23/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR(S	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.	For	Issuer	For	With
3	SHAREHOLDER PROPOSAL RELATING TO A REPORT RELATED TO USE OF DEPLETED URANIUM	Against	Stockholder	Against	With
4	SHAREHOLDER PROPOSAL RELATING TO DIRECTOR ELECTION MAJORITY VOTE.	For	Stockholder	Against	Against

WALGREENS

Ticker Symbol:WAG	Cusip Number:931422109
Record Date: 11/14/2005	Meeting Date: 1/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of Independent Accounting firm (Deloite)	For	Issuer	For	With
3	Amended and restated Executive Stock Plan	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/Matthew Zuckerman

* Matthew Zuckerman

President

Date: August 30, 2006

*Print the name and title of each signing officer under his or her signature.